UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      September 30, 2003
                                                   ------------------

Check here if Amendment [x]; Amendment Number:        1
                                                   -----------------

     This Amendment (check only one):  [ x] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
                -------------------------------------------
                Boise ID 83702
                -------------------------------------------

Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
                -----------------------
Phone:          208-343-7556
                -----------------------

Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               10/28/08
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  74
                                                 --------------------

Form 13F Information Table Value Total:                $145,569
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.



                                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      244     5736 SH       SOLE                     5736
AdvancePCS                     COM              00790k109     3049    66900 SH       SOLE                    66900
American Express               COM              025816109      265     5877 SH       SOLE                     5877
American Intl. Group           COM              026874107     1157    20056 SH       SOLE                    20056
AmerisourceBergen              COM              03073e105     1642    30375 SH       SOLE                    30375
Anadarko Petroleum             COM              032511107      918    21994 SH       SOLE                    21994
Bank of America Corp           COM              060505104     1608    20602 SH       SOLE                    20602
Cardinal Health                COM              14149y108     3379    57874 SH       SOLE                    57874
ChevronTexaco Corp             COM              166764100     2568    35936 SH       SOLE                    35936
Cisco Systems Inc              COM              17275r102      383    19560 SH       SOLE                    19560
Citigroup                      COM              172967101     3644    80071 SH       SOLE                    80071
Consolidated Edison            COM              209115104      228     5600 SH       SOLE                     5600
Everest RE Group               COM              g3223r108      271     3600 SH       SOLE                     3600
Express Scripts                COM              302182100     3370    55140 SH       SOLE                    55140
Fannie Mae                     COM              313586109     2856    40690 SH       SOLE                    40690
Freddie Mac                    COM              313400301      331     6320 SH       SOLE                     6320
General Electric               COM              369604103     2086    69972 SH       SOLE                    69972
Health Management              COM              421933102     2697   123650 SH       SOLE                   123650
Hilb, Rogal & Hobbs            COM              431294107     2382    76750 SH       SOLE                    76750
Home Depot                     COM              437076102     1193    37465 SH       SOLE                    37465
Honeywell Int'l                COM              438516106      249     9445 SH       SOLE                     9445
Int'l Business Mach.           COM              459200101     2099    23764 SH       SOLE                    23764
J.P. Morgan Chase              COM              46625H100     3483   101445 SH       SOLE                   101445
Johnson & Johnson              COM              478160104     3021    61011 SH       SOLE                    61011
KeyCorp                        COM              493267108     2124    83050 SH       SOLE                    83050
L-3 Communications             COM              502424104     2774    64150 SH       SOLE                    64150
Lehman Brothers                COM              524908100     5113    74010 SH       SOLE                    74010
Lilly (Eli) & Co.              COM              532457108     1540    25932 SH       SOLE                    25932
Lowe's Companies               COM              548661107     4528    87250 SH       SOLE                    87250
MBIA, Inc.                     COM              55262C100     3562    64800 SH       SOLE                    64800
Merrill Lynch Inc.             COM              590188108     2652    49550 SH       SOLE                    49550
Microsoft                      COM              594918104     4486   161350 SH       SOLE                   161350
Nokia Corp                     COM              654902204      525    33632 SH       SOLE                    33632
O'Reilly Automotive            COM              686091109     2741    74497 SH       SOLE                    74497
PMI Group                      COM              69344M101     4307   127604 SH       SOLE                   127604
Pepsico Inc.                   COM              713448108     4379    95538 SH       SOLE                    95538
Pfizer Inc                     COM              717081103     3885   127886 SH       SOLE                   127886
Rayovac Corp                   COM              755081106     2226   152475 SH       SOLE                   152475
Renaissance Re                 COM              g7496g103     2877    63050 SH       SOLE                    63050
Royal Dutch Petro              COM              780257804      250     5650 SH       SOLE                     5650
Ruby Tuesday, Inc.             COM              781182100     2768   114825 SH       SOLE                   114825
S P D R Trust Unit SR1         COM              78462F103      340     3400 SH       SOLE                     3400
Sensient Tech.                 COM              81725t100     2286   108850 SH       SOLE                   108850
Southwest Airlines             COM              844741108     3065   173150 SH       SOLE                   173150
Sungard Data Systems           COM              867363103     3448   131040 SH       SOLE                   131040
TJX Companies Inc              COM              872540109      198    10200 SH       SOLE                    10200
Teleflex                       COM              879369106     1605    36950 SH       SOLE                    36950
Tidewater Inc                  COM              886423102     2940   103900 SH       SOLE                   103900
Tyco Intl Ltd                  COM              902124106     1937    94789 SH       SOLE                    94789
WellPoint Inc old              COM              94973v107     2501    32450 SH       SOLE                    32450
Wells Fargo                    COM              949746101      626    12156 SH       SOLE                    12156
Camden Property Trust          COM              133131102     1025    26675 SH       SOLE                    26675
Colonial Properties            COM              195872106     2431    67476 SH       SOLE                    67476
Developers Diversified         COM              251591103     1194    39975 SH       SOLE                    39975
First Industrial Realty        COM              32054K103     3043    94898 SH       SOLE                    94898
Highwoods Property             COM              431284108     2562   107357 SH       SOLE                   107357
Lexington Corp                 COM              529043101     1997   104225 SH       SOLE                   104225
Macerich                       COM              554382101     2509    66455 SH       SOLE                    66455
Mack-Cali Realty Corp          COM              554489104     3494    89139 SH       SOLE                    89139
Simon Property Group           COM              828806109     2450    56220 SH       SOLE                    56220
Apartment Inv. 8.75%           PRD              03748r309      530    21165 SH       SOLE                    21165
Bergen Capital 7.80%           PRD              083748202     2512   102300 SH       SOLE                   102300
CPL Cap Tr 8.00%               PRD              12615p205      408    16200 SH       SOLE                    16200
Carramerica 8.45%              PRD              144418506      300    11900 SH       SOLE                    11900
Chase Capital 7.03%            PRD              161479209      577    23000 SH       SOLE                    23000
DDR Class F  8.60%             PRD              251591871      413    15600 SH       SOLE                    15600
Duke Energy 7.20%              PRD              264396201     1433    57300 SH       SOLE                    57300
Enterprise Cap 7.44%           PRD              293701207      934    37650 SH       SOLE                    37650
Hartford Life 7.20%            PRD              416590206     1186    46700 SH       SOLE                    46700
Nationwide Fin. 7.10%          PRD              63861e204      462    18300 SH       SOLE                    18300
Post Prop. 7.625%              PRD              737464404      992    40100 SH       SOLE                    40100
Public Service 7.25%           PRD              29390b201      404    16200 SH       SOLE                    16200
Repsol 7.45%                   PRD              G7513k103      802    32000 SH       SOLE                    32000
Taubman Cntr 8.30%             PRD              876664202     1105    43900 SH       SOLE                    43900
